Commitments and Contingencies - Total estimated movie content commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Minimum estimated movie content commitments
2022	$ 40,709	$ 19,860
2023	8,865	4,109
Contractual Obligation, Total	$ 49,574	$ 23,969